share-based compensation - TELUS International (Cda) Inc. share options (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) Y Options	Jun. 30, 2018 CAD ($) Options	Jun. 30, 2018 USD ($) Y Options	Jun. 30, 2018 CAD ($) Options
TELUS International (Cda) Inc. share options
share-based compensation
Exercise period			10 years	10 years
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	747,454	747,454	748,626	748,626
Weighted average share price of options outstanding, beginning of period	$ 30.12		$ 30.12
Forfeited (in shares) | Options			(1,172)	(1,172)
Forfeited (in dollars per share)			$ 27.70
Number of share options outstanding, end of period | Options	747,454	747,454	747,454	747,454
Weighted average share price of options outstanding, end of period	$ 30.12		$ 30.12
Weighted average remaining contractual life (years) | Y	8.7		8.7
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	53,832	53,832	53,832	53,832
Weighted average share price of options outstanding, beginning of period		$ 21.36		$ 21.36
Number of share options outstanding, end of period | Options	53,832	53,832	53,832	53,832
Weighted average share price of options outstanding, end of period		$ 21.36		$ 21.36
Weighted average remaining contractual life (years) | Y	8.0		8.0
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%		0.00%
Minimum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price	$ 21.90		$ 21.90
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	100.00%		100.00%
Maximum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price	$ 40.26		$ 40.26